UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from

August 1, 2016 to August 31, 2016

Commission File Number of issuing entity: 333-166301-13

Central Index Key of issuing entity: 0001575098

SLM STUDENT LOAN TRUST 2013-3

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-166301

Central Index Key of depositor: 0000949114

NAVIENT FUNDING, LLC

(Exact name of depositor as specified in its charter)

Central Index Key of sponsor: 0001601725

NAVIENT SOLUTIONS, INC.

(Exact name of sponsor as specified in its charter)

Scott Booher (703) 984-6890

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	04-3480392 04-3480392 54-1843973 (I.R.S. Employer Identification Nos.)

c/o Deutsche Bank Trust Company Americas

60 Wall Street, 27th Floor

Mailstop NYC 60 2720

New York, New York

10005

(Zip Code)

(Address of principal executive offices

of issuing entity)

(703) 984-6578

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Class A Student Loan Backed Notes	☐	☐	☑
Class B Student Loan Backed Notes	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☑ No ☐

Item 1. Distribution and Pool Performance Information.

On September 26, 2016, SLM Student Loan Trust 2013-3 (the “Trust”) made its regular monthly distribution of funds to holders of its Student Loan-Backed Notes. Navient Solutions, Inc., as the administrator, distributed the Monthly Distribution Report for the Trust for the period identified on the cover of this Form 10-D to the Indenture Trustee, on behalf of the Trust’s noteholders of record. This Monthly Distribution Report is attached to this Report as Exhibit 99.1. This report as well as other information about the Trust is also available on the Administrator’s website at http://www.navient.com/about/investors/debtasset/slmsltrusts/. There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to the Trust for the distribution period referred to in the second sentence of this paragraph. The depositor of the Trust filed its most recent report on Form ABS-15G on February 9, 2016 (such report is available at www.sec.gov under the depositor’s CIK No. 0000949114).

PART II — OTHER INFORMATION

Item 2. Legal Proceedings.

The following two paragraphs are disclosure received from Deutsche Bank National Trust Company and Deutsche Bank Trust Company Americas. Deutsche Bank National Trust Company (“DBNTC”) and Deutsche Bank Trust Company Americas (“DBTCA”) have been sued by investors in civil litigation concerning their role as trustees of certain residential mortgage backed securities (“RMBS”) trusts.

On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P., and others, filed a derivative action against DBNTC and DBTCA in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939 (TIA), breach of contract, breach of fiduciary duty and negligence based on DBNTC and DBTCA’s alleged failure to perform their duties as trustees for the trusts. Plaintiffs subsequently dismissed their state court complaint and filed a derivative and class action complaint in the U.S. District Court for the Southern District of New York on behalf of and for the benefit of 564 private-label RMBS trusts, which substantially overlapped with the trusts at issue in the state court action. The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $89.4 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss, and on January 19, 2016, the court partially granted the motion on procedural grounds: as to the 500 trusts that are governed by Pooling and Servicing Agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in the motion to dismiss. On March 22, 2016, plaintiffs filed an amended complaint in federal court. In the amended complaint, plaintiffs assert claims in connection with 62 trusts governed by Indenture Agreements. The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $9.8 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss the amended complaint on July 15, 2016. On August 15, 2016, plaintiffs filed their opposition to the motion to dismiss. On September 2, 2016, DBNTC and DBTCA filed a reply in support of their motion to dismiss. Discovery is ongoing.

It is DBTCA’s and DBNTC’s belief that they have no pending legal proceedings (including, based on DBTCA’s and DBNTC’s current evaluation, the litigation disclosed in the immediately preceding paragraph) that would materially affect their ability to perform their duties as trustee under the Indenture for this transaction.

Item 3. Sales of Securities and Use of Proceeds. None.

Item 4. Defaults Upon Senior Securities. None.

Item 5. Submission of Matters to a Vote of Security Holders. None.

Item 6. Significant Obligors of Pool Assets. No updates to report.

Item 7. Change in Sponsor Interest in the Securities. None.

Item 8. Significant Enhancement Provider Information. No updates to report.

Item 9. Other Information. None.

Item 10. Exhibits.

(a)	99.1 Monthly Distribution Report for SLM Student Loan Trust 2013-3 in relation to the distribution for September 2016.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the Trust has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 11, 2016	SLM STUDENT LOAN TRUST 2013-3

	By:	NAVIENT SOLUTIONS, INC., the Administrator

	By:	/s/ CHARLES S. BOOHER
	Name:	Charles S. Booher
	Title:	Vice President

INDEX TO EXHIBITS

Exhibit Number	Exhibit

99.1	Monthly Distribution Report for SLM Student Loan Trust 2013-3 in relation to the distribution for September 2016.